Leases Components of Lease Cost (Details) $ in Millions	12 Months Ended
Dec. 28, 2019 USD ($)
Lease, Cost [Abstract]
Operating lease costs	$ 191
Amortization of right-of-use assets	27
Interest on lease liabilities	6
Short-term lease costs	13
Variable lease costs	1,270
Sublease income	(14)
Total lease costs	$ 1,493